Document and Entity Information	Feb. 24, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001805833
Document Type	8-K
Document Period End Date	Feb. 24, 2022
Entity Registrant Name	System1, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39331
Entity Tax Identification Number	98-1531250
Entity Address, Address Line One	4235 Redwood Avenue
Entity Address, City or Town	Marina Del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90066
City Area Code	(310)
Local Phone Number	924-6037
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock 0.0001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SST
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Common Stock Share At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A Common Stock share at an exercise price of $11.50 per share
Trading Symbol	SST.WS
Security Exchange Name	NYSE